UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21915

                    Oppenheimer Baring SMA International Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: May 31

                      Date of reporting period: 11/30/2008

ITEM 1. REPORTS TO STOCKHOLDERS.


NOVEMBER 30, 2008

Oppenheimer                                                          Management
Baring SMA                                                          Commentaries
International Fund                                                      and
                                                                     Semiannual
                                                                       Report

MANAGEMENT COMMENTARIES

     An Interview with Your Fund's Managers

     Listing of Top Holdings

SEMIANNUAL REPORT

     Listing of Investments

     Financial Statements

                                   (GRAPHIC)

                                                      (OPPENHEIMERFUNDS(R) LOGO)
                                                      The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

TOP TEN COMMON STOCK HOLDINGS

Standard Chartered plc        5.1%
Niko Resources Ltd.           5.0
Eni SpA                       5.0
National Express Group plc    4.8
Tokyu Corp.                   4.7
Reckitt Benckiser Group plc   4.6
Tui Travel plc                4.6
Mobistar SA                   4.5
QBE Insurance Group Ltd.      4.4
Lonza Group AG                4.2

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2008, and are based on net assets.

TOP TEN GEOGRAPHICAL HOLDINGS

United Kingdom         32.4%
Japan                  18.3
Switzerland            13.3
Australia               9.0
Canada                  5.5
Italy                   5.5
Belgium                 4.9
United States           4.2
Israel                  3.4
United Arab Emirates    1.9

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2008, and are based on the total market value of investments.


                 9 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

TOP HOLDINGS AND ALLOCATIONS

REGIONAL ALLOCATION

                                  (PIE CHART)

Europe                 57.7%
Asia                   27.3
United States/Canada    9.7
Middle East/Africa      3.4
United Arab Emirates    1.9

Portfolio holdings and allocations are subject to change. Percentages are as of November 30, 2008, and are based on the total market value of investments.


                 10 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES

The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR ADVISER OR THE "WRAP-FREE" PROGRAM SPONSOR. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of the Fund incepted on 7/2/07.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 11 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

FUND EXPENSES

FUND EXPENSES. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2008.

ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                 12 | OPPENHEIMER BARING SMA INTERNATIONAL FUND


                                BEGINNING         ENDING             EXPENSES
                                 ACCOUNT         ACCOUNT           PAID DURING
                                 VALUE            VALUE           6 MONTHS ENDED
                              JUNE 1, 2008   NOVEMBER 30, 2008   NOVEMBER 30, 2008
                              ------------   -----------------   -----------------
ACTUAL                          $1,000.00       $  535.90              $0.12
HYPOTHETICAL                     1,000.00        1,024.92               0.15
(5% return before expenses)

Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended November 30, 2008 is as follows:

EXPENSE RATIO
    0.03%

The expense ratio reflects contractual waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Fund's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.


                 13 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.


                 14 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF INVESTMENTS November 30, 2008 / Unaudited

                                                            SHARES       VALUE
                                                          ---------   ----------
COMMON STOCKS--85.9%
CONSUMER DISCRETIONARY--4.6%
HOTELS, RESTAURANTS & LEISURE--4.6%
Tui Travel plc                                               83,257     $272,414
                                                                      ----------
CONSUMER STAPLES--8.7%
HOUSEHOLD PRODUCTS--8.7%
Reckitt Benckiser Group plc                                   6,464      274,478
UNI-CHARM Corp.                                               3,600      248,555
                                                                      ----------
                                                                         523,033
                                                                      ----------
ENERGY--11.4%
ENERGY EQUIPMENT & SERVICES--1.4%
Aker Solutions ASA                                           14,750       85,737
                                                                      ----------
OIL, GAS & CONSUMABLE FUELS--10.0%
Eni SpA                                                      13,126      297,837
Niko Resources Ltd.                                           6,512      299,714
                                                                      ----------
                                                                         597,551
                                                                      ----------
FINANCIALS--22.3%
CAPITAL MARKETS--3.6%
Julius Baer Holding AG                                        6,519      215,363
                                                                      ----------
COMMERCIAL BANKS--8.5%
Standard Chartered plc                                       23,246      303,893
Sumitomo Mitsui Financial Group, Inc.                            57      209,101
                                                                      ----------
                                                                         512,994
                                                                      ----------
INSURANCE--8.5%
Admiral Group plc                                            16,304      247,603
QBE Insurance Group Ltd.                                     16,664      261,872
                                                                      ----------
                                                                         509,475
                                                                      ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.7%
Emaar Properties PJSC                                       133,541      102,165
                                                                      ----------
HEALTH CARE--8.4%
LIFE SCIENCES TOOLS & SERVICES--4.2%
Lonza Group AG                                                3,077      254,539
                                                                      ----------
PHARMACEUTICALS--4.2%
Novartis AG                                                   5,385      251,723
                                                                      ----------

                                                            SHARES       VALUE
                                                          ---------   ----------
INDUSTRIALS--16.7%
COMMERCIAL SERVICES & SUPPLIES--3.0%
De La Rue plc                                                13,684   $  179,667
                                                                      ----------
ROAD & RAIL--13.7%
Central Japan Railway Co.                                        30      253,636
National Express Group plc                                   32,740      285,885
Tokyu Corp.                                                  71,000      283,488
                                                                      ----------
                                                                         823,009
                                                                      ----------
MATERIALS--9.3%
CHEMICALS--3.0%
Israel Chemicals Ltd.                                        31,326      183,884
                                                                      ----------
METALS & MINING--6.3%
Centamin Egypt Ltd.(1)                                      401,083      230,144
Peter Hambro Mining plc                                      29,007      146,427
                                                                      ----------
                                                                         376,571
                                                                      ----------
TELECOMMUNICATION SERVICES--4.5%
WIRELESS TELECOMMUNICATION SERVICES--4.5%
Mobistar SA                                                   3,889      266,543
                                                                      ----------
Total Common Stocks
(Cost $7,922,555)                                                      5,154,668
                                                                      ----------

                                                            UNITS
                                                          ---------
RIGHTS, WARRANTS AND CERTIFICATES--0.8%
Standard Chartered plc
Rts., Strike Price 3.90GBP,
12/17/08(1) (Cost $0)                                         7,663       48,319
                                                                      ----------

                                                            SHARES
                                                          ---------
INVESTMENT COMPANY--3.8%
iShares MSCI EAFE Index Fund (Cost $380,483)                  5,529      230,393
                                                                      ----------
TOTAL INVESTMENTS, AT VALUE
(COST $8,303,038)                                              90.5%   5,433,380
OTHER ASSETS
NET OF LIABILITIES                                              9.5      567,702
                                                              -----   ----------
NET ASSETS                                                    100.0%  $6,001,082
                                                              =====   ==========


                F1 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

FOOTNOTES TO STATEMENT OF INVESTMENTS

Strike Price is reported in U.S. Dollars, except for those denoted in the following currency:

GBP   British Pound Sterling

1. Non-income producing security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                             $1,977,806         $ --
Level 2--Other Significant Observable Inputs        3,455,574           --
Level 3--Significant Unobservable Inputs                   --           --
                                                   ----------         ----
Total                                              $5,433,380         $ --
                                                   ==========         ====

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS             VALUE     PERCENT
-------------------          ----------   -------
United Kingdom               $1,758,686     32.4%
Japan                           994,780     18.3
Switzerland                     721,625     13.3
Australia                       492,016      9.0
Canada                          299,714      5.5
Italy                           297,837      5.5
Belgium                         266,543      4.9
United States                   230,393      4.2
Israel                          183,884      3.4
United Arab Emirates            102,165      1.9
Norway                           85,737      1.6
                             ----------   ------
Total                        $5,433,380    100.0%
                             ==========   ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F2 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

November 30, 2008

ASSETS
Investments, at value (cost $8,303,038)--see accompanying statement of investments     $ 5,433,380
Cash                                                                                       502,644
Receivables and other assets:
Shares of beneficial interest sold                                                          83,768
Dividends                                                                                   10,113
Other                                                                                       16,804
                                                                                       -----------
Total assets                                                                             6,046,709
                                                                                       -----------
LIABILITIES
Bank overdraft-foreign currencies (cost $15,488)                                            13,136
Payables and other liabilities:
Legal, auditing and other professional fees                                                 32,258
Transfer and shareholder servicing agent fees                                                  186
Trustees' compensation                                                                          47
                                                                                       -----------
Total liabilities                                                                           45,627
                                                                                       -----------
NET ASSETS                                                                             $ 6,001,082
                                                                                       ===========
COMPOSITION OF NET ASSETS
Par value of shares of beneficial interest                                             $     1,182
Additional paid-in capital                                                              10,306,941
Accumulated net investment income                                                          233,119
Accumulated net realized loss on investments and foreign currency transactions          (1,673,371)
Net unrealized depreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                       (2,866,789)
                                                                                       -----------
NET ASSETS--applicable to 1,182,106 shares of beneficial interest outstanding          $ 6,001,082
                                                                                       ===========
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE               $      5.08

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F3 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended November 30, 2008

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $778)                      $   173,164
Interest                                                                        5,211
                                                                          -----------
Total investment income                                                       178,375
                                                                          -----------
EXPENSES
Management fees                                                                19,316
Legal, auditing and other professional fees                                    31,042
Shareholder communications                                                      1,109
Transfer and shareholder servicing agent fees                                     916
Custodian fees and expenses                                                       390
Trustees' compensation                                                             35
Other                                                                           2,455
                                                                          -----------
Total expenses                                                                 55,263
Less waivers and reimbursements of expenses                                   (54,312)
                                                                          -----------
Net expenses                                                                      951
                                                                          -----------
NET INVESTMENT INCOME                                                         177,424
                                                                          -----------
REALIZED AND UNREALIZED LOSS
Net realized loss on:
Investments                                                                (1,052,526)
Foreign currency transactions                                                (318,871)
                                                                          -----------
Net realized loss                                                          (1,371,397)
                                                                          -----------
Net change in unrealized depreciation on:
Investments                                                                (2,270,432)
Translation of assets and liabilities denominated in foreign currencies      (908,449)
                                                                          -----------
Net change in unrealized depreciation                                      (3,178,881)
                                                                          -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $(4,372,854)
                                                                          ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F4 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS
                                                                        ENDED             PERIOD
                                                                  NOVEMBER 30, 2008       ENDED
                                                                     (UNAUDITED)      MAY 31, 2008(1)
                                                                  -----------------   ---------------
OPERATIONS
Net investment income                                                $   177,424       $    86,964
Net realized loss                                                     (1,371,397)         (205,833)
Net change in unrealized appreciation (depreciation)                  (3,178,881)          312,092
                                                                     -----------       -----------
Net increase (decrease) in net assets resulting from operations       (4,372,854)          193,223
                                                                     -----------       -----------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                          --           (31,387)
Distributions from net realized gain                                          --           (96,023)
                                                                     -----------       -----------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from beneficial
   interest transactions                                               4,576,003         5,632,120
                                                                     -----------       -----------
NET ASSETS
Total increase                                                           203,149         5,697,933
Beginning of period                                                    5,797,933           100,000(2)
                                                                     -----------       -----------
End of period (including accumulated net investment income of
   $233,119 and $55,695, respectively)                               $ 6,001,082       $ 5,797,933
                                                                     ===========       ===========

(1.) For the period from July 2, 2007 (commencement of operations) to May 31,
     2008.

(2.) Reflects the value of the Manager's initial seed money investment on June
     15, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                F5 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

                                                                     SIX MONTHS
                                                                        ENDED             PERIOD
                                                                  NOVEMBER 30, 2008       ENDED
                                                                     (UNAUDITED)      MAY 31, 2008(1)
                                                                  -----------------   ---------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                 $  9.48              $10.00
Income (loss) from investment operations:
Net investment income(2)                                                 .18(3)              .31
Net realized and unrealized loss                                       (4.58)               (.21)
                                                                     -------              ------
Total from investment operations                                       (4.40)                .10
Dividends and/or distributions to shareholders:
Dividends from net investment income                                      --                (.15)
Distributions from net realized gain                                      --                (.47)
                                                                     -------              ------
Total dividends and/or distributions to shareholders                      --                (.62)
Net asset value, end of period                                       $  5.08              $ 9.48
                                                                     =======              ======
TOTAL RETURN, AT NET ASSET VALUE(4)                                   (46.41)%              0.84%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $ 6,001              $5,798
Average net assets (in thousands)                                    $ 6,900              $2,677
Ratios to average net assets:(5)
Net investment income                                                   5.13%(3)            3.55%
Total expenses                                                          1.60%               2.82%
Expenses after payments, waivers and/or reimbursements and
   reduction to custodian expenses                                      0.03%               0.01%
Portfolio turnover rate                                                   46%                 83%

(1.) For the period from July 2, 2007 (commencement of operations) to May 31,
     2008.

(2.) Per share amounts calculated based on the average shares outstanding during the period.

(3.) Net investment income per share and the net investment income ratio include
     $0.10 and 2.83%, respectively, resulting from a dividend from De La Rue plc in November 2008.

(4.) Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(5.) Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 F6 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited

1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Baring SMA International Fund (the "Fund") is a registered investment company organized as a Massachusetts Business Trust. The Fund is registered as a non-diversified, open-end investment management company under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager"). The Manager has entered into a sub-advisory agreement with Baring International Investment Limited (the "Sub-Adviser").

     Shares of the Fund may be purchased only by or on behalf of separately managed account clients ("wrap-fee" accounts) who have retained OFI Private Investments Inc. or certain of its affiliates (individually or collectively referred to as "OFI PI"), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

     Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

     Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale


                F7 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

     Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

     "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

     In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

     Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

     There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.


                F8 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

     During the fiscal year ended May 31, 2008, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of May 31, 2008, the Fund had available for federal income tax purposes post-October losses of $297,011 and post-October foreign currency losses of $4,963.

     As of November 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,673,371 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended November 30, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions,


                F9 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. SIGNIFICANT ACCOUNTING POLICIES Continued

the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

     The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities          $ 8,339,638
Federal tax cost of other investments       152,920
                                        -----------
Total federal tax cost                  $ 8,492,558
                                        ===========
Gross unrealized appreciation           $   108,767
Gross unrealized depreciation            (3,012,673)
                                        -----------
Net unrealized depreciation             $(2,903,906)
                                        ===========

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.


                F10 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 SIX MONTHS ENDED          PERIOD ENDED
                                 NOVEMBER 30, 2008      MAY 31, 2008(1, 2)
                              ----------------------   --------------------
                               SHARES      AMOUNT       SHARES     AMOUNT
                              --------   -----------   -------   ----------
Sold                           775,394   $ 5,832,813   614,103   $5,741,631
Dividends and/or
   distributions reinvested         --            --       254        2,498
Redeemed                      (205,077)   (1,256,810)  (12,568)    (112,009)
                               -------   -----------   -------   ----------
Net increase                   570,317   $ 4,576,003   601,789   $5,632,120
                               =======   ===========   =======   ==========

(1.) For the period from July 2, 2007 (commencement of operations) to May 31,
     2008.

(2.) The Fund sold 10,000 shares at a value of $100,000 to the Manager upon seeding of the Fund on June 15, 2007.


                F11 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended November 30, 2008, were as follows:

                         PURCHASES     SALES
                        ----------   ----------
Investment securities   $7,568,162   $2,835,873

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. The Manager has contractually agreed to waive the entire amount of its advisory fee, which is 0.56% of the average net assets, and the Fund does not pay any other fee for the Manager's services. A portion of the "wrap-fee" that investors pay to the "wrap-fee" program sponsor may be attributed to the management of the Fund.

TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended November 30, 2008, the Fund paid $793 to OFS for services to the Fund.

SUB-ADVISER FEES. The Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee. The fee paid to the Sub-Adviser under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The Manager will pay the Sub-Adviser, in proportion to the Fund's assets comprising the "wrap-fee" strategy, a fee based on the investment management fee collected by OFI PI, pursuant to investment management agreements with clients or managed account program sponsors, who have retained OFI PI as part of a "wrap-fee" program.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, certain transfer agent fees and fees paid to the independent Trustees. This agreement has no fixed term. Investors should be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program sponsor. During the six months ended November 30, 2008, the Manager waived management fees in the amount of $19,316. During the six months ended November 30, 2008, the Manager reimbursed expenses in the amount of $34,996.

     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. This undertaking may be amended or withdrawn at any time.


                F12 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

     Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

     As of November 30, 2008, the Fund had no outstanding forward contracts.

6. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.


                F13 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.


                F14 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT Unaudited

Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory and sub-advisory agreements (the "Agreements"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager and Baring International Investment Limited (the "Sub-Adviser") provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information, the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's and Sub-Adviser's services, (ii) the investment performance of the Fund and the Manager and the Sub-Adviser, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates and the Sub-Adviser, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager and Sub-Adviser from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager and the Sub-Adviser.

     Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

     NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's and Sub-Adviser's key personnel who provide such services. The Sub-Adviser's duties include providing the Fund with the services of the portfolio managers and the Sub-Adviser's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager and Sub-Adviser are responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and


                 15 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENT Unaudited / Continued

state securities laws for the sale of the Fund's shares. The Manager and Sub-Adviser also provide the Fund with office space, facilities and equipment.

     The Board also considered the quality of the services provided and the quality of the Manager's and Sub-Adviser's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's and Sub-Adviser's advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's and Sub-Adviser's key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of David Bertocchi and Nathan Griffiths, the portfolio managers for the Fund, and the Sub-Adviser's investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. The Board concluded, in light of the Manager's and Sub-Adviser's experience, reputation, personnel, operations and resources, the Fund benefits from the services provided under the Agreements.

     INVESTMENT PERFORMANCE OF THE MANAGER, SUB-ADVISER AND THE FUND. Throughout the year, the Manager and Sub-Adviser provided information on the investment performance of the Fund, the Manager and Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other institutional international multi-cap growth funds advised by other investment advisers. The Board noted that the Fund's since inception performance was better than its peer group median.

     COSTS OF SERVICES BY THE MANAGER. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board noted that the Manager, not the Fund, pays the Sub-Adviser's fee under the sub-advisory agreement. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board noted that the Manager has contractually agreed to waive all management fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, certain transfer agent fees and fees paid to the independent Trustees. This agreement has no fixed term. Investors should


                 16 | OPPENHEIMER BARING SMA INTERNATIONAL FUND be aware that even though the Fund does not pay any fees or expenses to the Manager, investors will pay a "wrap fee" to their program sponsor. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and institutional international multi-cap growth funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

     ECONOMIES OF SCALE AND PROFITS REALIZED BY THE MANAGER AND SUB-ADVISER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders at the current level of Fund assets in relation to its management fee.

     OTHER BENEFITS TO THE MANAGER AND SUB-ADVISER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including the fee paid to the Sub-Adviser, compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager and Sub-Adviser must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager and Sub-Adviser is important in order for the Manager and Sub-Adviser to continue to provide significant services to the Fund and its shareholders.

     CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are independent of the Manager and Sub-Adviser within the meaning and intent of the Securities and Exchange Commission Rules.

     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fee, in light of all of the surrounding circumstances.


                 17 | OPPENHEIMER BARING SMA INTERNATIONAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC toll-free at 1-800-SEC-0330.


                 18 | OPPENHEIMER BARING SMA INTERNATIONAL FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) Not applicable.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

     - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

     - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

     - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

     - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

     The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)  (1) Not applicable to semiannual reports.

     (2) Exhibits attached hereto.

     (3) Not applicable.

(b)  Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Baring SMA International Fund


By: /s/ John V. Murphy
    ------------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ------------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    ------------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009